Summary of Significant Accounting Policies - Exclusive Business Cooperation Agreements and Loan Agreements (Details) - Chu Le of WFOE	12 Months Ended
Dec. 31, 2020
Exclusive Business Cooperation Agreements and Loan Agreements
Renewed period of loans	3 years
Exclusive Business Cooperation Agreements With Vies [Member]
Exclusive Business Cooperation Agreements and Loan Agreements
Notice Period for Termination of Agreement	30 days
Loan Agreements With Shareholders Of Vies [Member]
Exclusive Business Cooperation Agreements and Loan Agreements
Maturity period (in years)	10 years
Renewal period of loans	3 years